Restructuring, Acquisition and Integration-Related Costs (Details 3) (Restructuring Plan 2007, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve
Restructuring and Related Cost, Incurred Cost	$ (153)	$ 278	$ 1,121
Restructuring and Related Cost, Cost Incurred to Date	80,654
Employee Severance
Restructuring Cost and Reserve
Restructuring and Related Cost, Incurred Cost	0	0	0
Restructuring and Related Cost, Cost Incurred to Date	30,764
Lease Termination and Facilities Related Costs
Restructuring Cost and Reserve
Restructuring and Related Cost, Incurred Cost	(153)	355	1,012
Restructuring and Related Cost, Cost Incurred to Date	23,935
Non-Cash Asset Impairments
Restructuring Cost and Reserve
Restructuring and Related Cost, Incurred Cost	0	(77)	109
Restructuring and Related Cost, Cost Incurred to Date	24,824
Other Costs
Restructuring Cost and Reserve
Restructuring and Related Cost, Incurred Cost	0	0	0
Restructuring and Related Cost, Cost Incurred to Date	$ 1,131